Intangibles And Goodwill	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangibles And Goodwill
9.	INTANGIBLES AND GOODWILL

	2022 $	2021 $

Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013

	5,029	5,029
Wireless spectrum licences	2,445	2,445
Other intangibles
Software	491	483
Customer relationships	33	39

	7,998	7,996
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201

	280	280

Net book value	8,278	8,276

Broadcast rights and licences, trademark, brands and wireless spectrum licences have been assessed as having indefinite useful lives. While licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory, competitive or other factors that limit the useful lives of these assets.

The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcast rights and licences $	Goodwill $	Wireless spectrum licences $
September 1, 2020	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2021	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2022	5,029	280	2,445

Intangibles subject to amortization are as follows:

	August 31, 2022			August 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Software	995	506	489	897	416	481

Software under construction	2	–	2	2	–	2

Customer relationships	114	81	33	114	75	39

	1,111	587	524	1,013	491	522

The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software $	Software under construction $	Customer relationships $	Total $

September 1, 2020	471	8	44	523

Additions	138	–	–	138

Transfers	8	(6)	–	2

Dispositions	–	–	–	–

Amortization	(136)	–	(5)	(141)

August 31, 2021	481	2	39	522

Additions	160	–	–	160

Transfers	(1)	–	–	(1)

Dispositions	–	–	–	–

Amortization	(151)	–	(6)	(157)

August 31, 2022	489	2	33	524

Impairment testing of indefinite-life intangibles and goodwill
The Company performs its annual impairment test on goodwill and indefinite-life intangibles as at February 1 each year. As at February 1, 2022, there were no significant changes to the assets and liabilities making up the CGUs since the last test performed as at February 1, 2021. This prior year test resulted in a recoverable amount for each of the CGUs that exceeded carrying amounts by a substantial margin. Accordingly, the Company performed a qualitative assessment of the factors impacting the determination of recoverable amount and concluded that the likelihood that a recoverable amount calculation as at February 1, 2022, would be less than the carrying amount of the CGUs is remote.
Any changes in economic conditions since February 1, 2022 for the Cable CGU do not represent events or changes in circumstance that would be indicative of impairment at August 31, 202
2
. As such, the key assumptions used in the impairment test remained consistent for the Cable CGU with those disclosed for the February 1, 2021 test.
As more fully described in note 1, Rogers, Shaw, and Quebecor signed a definitive agreement for the sale of Freedom for a purchase price of $
2.85
billion. The proposed sale was considered to be a potential impairment indicator. As such, management tested the Wireless CGU for impairment at August 31, 2022 and concluded there was no impairment.
With respect to the Satellite CGU, during the fourth quarter, management revised its assumptions with respect to future revenues. This, combined with ongoing interest rate increases impacting previously assumed post-tax discount rates resulted in management performing an impairment assessment of the Satellite CGU a
t
August 31, 2022 and concluded there was not impairment.
A hypothetical decline
of 10% in the recoverable amount of the broadcast rights and licences for the Satellite cash generating unit as at August 31, 2022 would result
in an impairment loss of
$
69.
 A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at August 31, 2022 would not result in any impairment loss.
Significant estimates inherent to these analyses include discount rates and the terminal value. As at August 31, 2022 for both Satellite and Wireless, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-tax discount rate	Terminal growth rate	Terminal operating income before restructuring costs and amortization multiple

Satellite	8.5%	-8.5%	5.6x

Wireless	7.8%	2.5%	8.7x

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed as at August 31, 2022, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase in discount rate	1% decrease in terminal growth rate	0.5 times decrease in terminal operating income before restructuring costs and amortization multiple

Satellite	5.2%	4.0%	5.0%

Wireless	15.6%	12.9%	2.2%